FINANCIAL ASSETS AND LIABILITIES - Fair Values (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Liabilities
Discount rate of expected future cash flows		7.00%
Fair Value
Assets
Cash and cash equivalents	$ 210,773	$ 102,617
Restricted cash	69,908	48,872
Fair Value | Floating
Liabilities
Long-term debt	886,467	761,739
Fair Value | Convertible Debt
Liabilities
Long-term debt	120,000	165,500
Fair Value | Sellers Credit
Liabilities
Long-term debt	0	4,739
Carrying Value
Assets
Cash and cash equivalents	210,773	102,617
Restricted cash	69,908	48,872
Carrying Value | Floating
Liabilities
Long-term debt	886,467	761,739
Carrying Value | Convertible Debt
Liabilities
Long-term debt	172,399	167,815
Carrying Value | Sellers Credit
Liabilities
Long-term debt	0	4,739
Fair Value, Measurements, Recurring
Assets
Cash and cash equivalents	210,773	102,617
Restricted cash	69,908	48,872
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1
Assets
Cash and cash equivalents	210,773	102,617
Restricted cash	69,908	48,872
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Assets
Cash and cash equivalents	0	0
Restricted cash	0	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3
Assets
Cash and cash equivalents	0	0
Restricted cash	0	0
Fair Value, Measurements, Recurring | Floating
Liabilities
Long-term debt	886,467	761,739
Fair Value, Measurements, Recurring | Floating | Fair Value, Inputs, Level 1
Liabilities
Long-term debt	0	0
Fair Value, Measurements, Recurring | Floating | Fair Value, Inputs, Level 2
Liabilities
Long-term debt	886,467	761,739
Fair Value, Measurements, Recurring | Floating | Fair Value, Inputs, Level 3
Liabilities
Long-term debt	0	0
Fair Value, Measurements, Recurring | Convertible Debt
Liabilities
Long-term debt	120,000	165,500
Fair Value, Measurements, Recurring | Convertible Debt | Fair Value, Inputs, Level 1
Liabilities
Long-term debt	0	0
Fair Value, Measurements, Recurring | Convertible Debt | Fair Value, Inputs, Level 2
Liabilities
Long-term debt	120,000	165,500
Fair Value, Measurements, Recurring | Convertible Debt | Fair Value, Inputs, Level 3
Liabilities
Long-term debt	$ 0	0
Fair Value, Measurements, Recurring | Sellers Credit
Liabilities
Long-term debt		4,739
Fair Value, Measurements, Recurring | Sellers Credit | Fair Value, Inputs, Level 1
Liabilities
Long-term debt		0
Fair Value, Measurements, Recurring | Sellers Credit | Fair Value, Inputs, Level 2
Liabilities
Long-term debt		0
Fair Value, Measurements, Recurring | Sellers Credit | Fair Value, Inputs, Level 3
Liabilities
Long-term debt		$ 4,739